UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2015
Date of reporting period: July 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (92.98%)
CONSUMER DISCRETIONARY – (20.49%)
Consumer Durables & Apparel – (4.81%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	128,970	$11,131,220
Hermes International (France)	17,209	6,699,032
Hunter Douglas N.V. (Netherlands)	16,410	702,870
		18,533,122
Consumer Services – (2.82%)
Las Vegas Sands Corp.	79,670	4,464,707
Xiabu Xiabu Catering Management Co., Ltd. (China)	12,391,260	6,393,591
		10,858,298
Media – (3.52%)
Grupo Televisa S.A.B., ADR (Mexico)	158,190	5,514,503
Liberty Global PLC, LiLAC Class C *	7,874	335,039
Liberty Global PLC, Series C *	157,490	7,739,059
		13,588,601
Retailing – (9.34%)
Advance Auto Parts, Inc.	16,050	2,796,070
Amazon.com, Inc. *	24,410	13,087,421
Baoxin Auto Group Ltd. (China)	8,741,200	4,341,114
Ctrip.com International, Ltd., ADR (China)*	33,300	2,383,614
JD.com Inc., Class A, ADR (China)*	251,160	8,295,815
Jumei International Holding Ltd., Class A, ADR (China)*	14,600	273,166
Priceline Group Inc. *	2,005	2,493,358
Vipshop Holdings Ltd., Class A, ADR (China)*	118,840	2,316,192
		35,986,750
	Total Consumer Discretionary	78,966,771
CONSUMER STAPLES – (11.38%)
Food & Staples Retailing – (0.02%)
Brasil Pharma S.A. (Brazil)*	438,800	87,146
Food, Beverage & Tobacco – (9.40%)
Diageo PLC (United Kingdom)	352,076	9,839,025
Heineken Holding N.V. (Netherlands)	103,489	7,187,660
Lindt & Spruengli AG - Participation Certificate (Switzerland)	2,142	12,058,864
United Spirits Ltd. (India)*	123,500	7,149,795
		36,235,344
Household & Personal Products – (1.96%)
Dabur India Ltd. (India)	888,240	4,072,830
Marico Ltd. (India)	507,560	3,468,398
		7,541,228
	Total Consumer Staples	43,863,718
ENERGY – (4.76%)
Cabot Oil & Gas Corp.	261,600	6,843,456
Encana Corp. (Canada)	1,264,630	9,598,541
Ultra Petroleum Corp. *	246,610	1,918,626
	Total Energy	18,360,623

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (7.61%)
Banks – (3.37%)
JPMorgan Chase & Co.	105,400	$7,223,062
Standard Chartered PLC (United Kingdom)	217,000	3,321,684
Wells Fargo & Co.	42,200	2,442,114
		12,986,860
Diversified Financials – (2.76%)
Capital Markets – (0.61%)
CETIP S.A. - Mercados Organizados (Brazil)	74,220	768,657
Charles Schwab Corp.	44,840	1,564,019
		2,332,676
Diversified Financial Services – (2.15%)
Berkshire Hathaway Inc., Class B *	15,920	2,272,421
BM&FBOVESPA S.A. (Brazil)	1,001,700	3,054,294
Groupe Bruxelles Lambert S.A. (Belgium)	13,943	1,151,071
LendingClub Corp. *	101,500	1,472,765
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,966	334,304
		8,284,855
		10,617,531
Insurance – (1.48%)
Multi-line Insurance – (1.48%)
Sul America S.A. (Brazil)	1,132,500	5,715,504
	Total Financials	29,319,895
HEALTH CARE – (4.68%)
Health Care Equipment & Services – (4.68%)
Diagnosticos da America S.A. (Brazil)	337,880	1,006,550
Essilor International S.A. (France)	33,002	4,226,105
Express Scripts Holding Co. *	34,700	3,125,429
IDEXX Laboratories, Inc. *	133,011	9,673,890
	Total Health Care	18,031,974
INDUSTRIALS – (27.73%)
Capital Goods – (16.60%)
Assa Abloy AB, Class B (Sweden)	550,610	11,175,913
Brenntag AG (Germany)	20,590	1,144,895
Havells India Ltd. (India)	1,221,120	5,304,937
IMI PLC (United Kingdom)	68,240	1,130,676
Precision Castparts Corp.	66,332	12,929,434
Rockwell Automation, Inc.	73,800	8,618,364
Schneider Electric SE (France)	145,860	10,186,535
TransDigm Group, Inc. *	19,180	4,340,434
United Technologies Corp.	38,410	3,852,907
Univar Inc. *	106,140	2,536,746
WESCO International, Inc. *	45,000	2,761,200
		63,982,041
Commercial & Professional Services – (1.79%)
Experian PLC (United Kingdom)	161,123	3,021,931
Regus PLC (United Kingdom)	880,383	3,860,581
		6,882,512

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2015 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (9.34%)
CAR Inc. (China)*	5,138,900	$10,142,173
Kuehne & Nagel International AG (Switzerland)	69,365	9,576,002
Wesco Aircraft Holdings, Inc. *	1,131,350	16,280,127
		35,998,302
	Total Industrials	106,862,855
INFORMATION TECHNOLOGY – (14.75%)
Software & Services – (14.75%)
58.com Inc., Class A, ADR (China)*	6,440	382,472
Angie's List Inc. *	389,480	1,947,400
ASAC II L.P., Private Placement *(a)	2,100,000	3,721,200
Baidu, Inc., Class A, ADR (China)*	19,620	3,387,589
Coupons.com Inc. *	931,430	9,062,814
Google Inc., Class A *	8,238	5,416,485
Google Inc., Class C *	17,083	10,687,296
GrubHub, Inc. *	41,970	1,330,869
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	123,760	7,674,357
SouFun Holdings Ltd., Class A, ADR (China)	1,093,190	7,291,577
Youku Tudou Inc., Class A, ADR (China)*	109,112	2,116,773
YY Inc., Class A, ADR (China)*	64,720	3,825,599
	Total Information Technology	56,844,431
MATERIALS – (1.58%)
Anhui Conch Cement Co. Ltd. - H (China)	1,423,000	4,432,936
LafargeHolcim Ltd. (Switzerland)*	23,787	1,647,385
	Total Materials	6,080,321
TOTAL COMMON STOCK – (Identified cost $340,137,349)		358,330,588
PREFERRED STOCK – (4.15%)
INFORMATION TECHNOLOGY – (4.15%)
Software & Services – (4.15%)
DianPing Holdings Ltd., Series F, Private Placement (China)*(a)	1,903,264	4,776,241
Didi Kuaidi Joint Co., Series A-17, Private Placement (China)*(a)	416,004	11,213,180
	Total Information Technology	15,989,421
TOTAL PREFERRED STOCK – (Identified cost $16,565,249)		15,989,421

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (3.00%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 08/03/15, dated 07/31/15, repurchase value of $4,240,071 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 02/15/24, total market value $4,324,800)	$4,240,000	$4,240,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.15%, 08/03/15, dated 07/31/15, repurchase value of $3,147,039 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.94%-4.50%, 08/15/44-06/15/50, total market value $3,209,940)	3,147,000	3,147,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.27%, 08/03/15, dated 07/31/15, repurchase value of $4,196,094 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-3.772%, 07/01/25-06/01/45, total market value $4,279,920)	4,196,000	4,196,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,583,000)		11,583,000
		Total Investments – (100.13%) – (Identified cost $368,285,598) – (b)	385,903,009
		Liabilities Less Other Assets – (0.13%)	(511,884)
		Net Assets – (100.00%)	$385,391,125

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $19,710,621 or 5.11% of the Fund's net assets as of July 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $368,589,691. At July 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$52,071,886
		Unrealized depreciation	(34,758,568)
		Net unrealized appreciation	$17,313,318

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (93.61%)
CONSUMER DISCRETIONARY – (19.58%)
Consumer Durables & Apparel – (8.44%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	43,720	$3,773,412
Hermes International (France)	8,600	3,347,764
Hunter Douglas N.V. (Netherlands)	35,343	1,513,804
		8,634,980
Consumer Services – (2.17%)
Xiabu Xiabu Catering Management Co., Ltd. (China)	4,300,180	2,218,789
Media – (1.97%)
Grupo Televisa S.A.B., ADR (Mexico)	57,680	2,010,725
Retailing – (7.00%)
Baoxin Auto Group Ltd. (China)	2,200,000	1,092,579
Ctrip.com International, Ltd., ADR (China)*	18,120	1,297,029
JD.com Inc., Class A, ADR (China)*	97,700	3,227,031
Jumei International Holding Ltd., Class A, ADR (China)*	6,200	116,002
Vipshop Holdings Ltd., Class A, ADR (China)*	73,400	1,430,566
		7,163,207
	Total Consumer Discretionary	20,027,701
CONSUMER STAPLES – (18.64%)
Food & Staples Retailing – (0.07%)
Brasil Pharma S.A. (Brazil)*	363,100	72,112
Food, Beverage & Tobacco – (13.99%)
Diageo PLC (United Kingdom)	114,037	3,186,849
Heineken Holding N.V. (Netherlands)	51,210	3,556,707
Lindt & Spruengli AG - Participation Certificate (Switzerland)	761	4,284,218
Nestle S.A. (Switzerland)	18,710	1,417,336
United Spirits Ltd. (India)*	32,280	1,868,789
		14,313,899
Household & Personal Products – (4.58%)
Dabur India Ltd. (India)	413,660	1,896,747
L'Oréal S.A. (France)	9,250	1,730,555
Marico Ltd. (India)	155,520	1,062,742
		4,690,044
	Total Consumer Staples	19,076,055
ENERGY – (3.08%)
Canadian Natural Resources Ltd. (Canada)	20,800	507,104
Encana Corp. (Canada)	348,350	2,643,977
	Total Energy	3,151,081
FINANCIALS – (6.12%)
Banks – (0.93%)
Standard Chartered PLC (United Kingdom)	62,200	952,114
Diversified Financials – (2.95%)
Diversified Financial Services – (2.95%)
BM&FBOVESPA S.A. (Brazil)	554,760	1,691,524
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	924,622
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	401,219
		3,017,365

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.24%)
Multi-line Insurance – (2.24%)
Sul America S.A. (Brazil)	453,500	$2,288,725
	Total Financials	6,258,204
HEALTH CARE – (7.21%)
Health Care Equipment & Services – (3.90%)
Diagnosticos da America S.A. (Brazil)	202,090	602,029
Essilor International S.A. (France)	26,500	3,393,485
		3,995,514
Pharmaceuticals, Biotechnology & Life Sciences – (3.31%)
Roche Holding AG - Genusschein (Switzerland)	3,980	1,149,558
Valeant Pharmaceuticals International, Inc. (Canada)*	8,680	2,235,360
		3,384,918
	Total Health Care	7,380,432
INDUSTRIALS – (23.24%)
Capital Goods – (11.56%)
Assa Abloy AB, Class B (Sweden)	188,830	3,832,745
Brenntag AG (Germany)	14,320	796,255
Havells India Ltd. (India)	400,540	1,740,074
IMI PLC (United Kingdom)	22,220	368,166
Meggitt PLC (United Kingdom)	199,216	1,445,087
Schneider Electric SE (France)	52,230	3,647,626
		11,829,953
Commercial & Professional Services – (4.64%)
Experian PLC (United Kingdom)	169,351	3,176,250
Regus PLC (United Kingdom)	357,650	1,568,337
		4,744,587
Transportation – (7.04%)
CAR Inc. (China)*	1,697,500	3,350,199
Kuehne & Nagel International AG (Switzerland)	27,910	3,853,041
		7,203,240
	Total Industrials	23,777,780
INFORMATION TECHNOLOGY – (10.64%)
Software & Services – (10.64%)
58.com Inc., Class A, ADR (China)*	3,340	198,363
Baidu, Inc., Class A, ADR (China)*	5,350	923,731
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	59,950	3,717,499
SouFun Holdings Ltd., Class A, ADR (China)	486,120	3,242,420
Youku Tudou Inc., Class A, ADR (China)*	60,180	1,167,492
YY Inc., Class A, ADR (China)*	27,650	1,634,392
	Total Information Technology	10,883,897

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (5.10%)
	Air Liquide S.A. (France)	6,240	$812,433
	Anhui Conch Cement Co. Ltd. - H (China)	424,000	1,320,846
	LafargeHolcim Ltd. (Switzerland)*	33,255	2,303,098
	Linde AG (Germany)	4,140	782,497
		Total Materials	5,218,874
	TOTAL COMMON STOCK – (Identified cost $90,355,893)		95,774,024
PREFERRED STOCK – (4.32%)
INFORMATION TECHNOLOGY – (4.32%)
Software & Services – (4.32%)
	DianPing Holdings Ltd., Series F, Private Placement (China)*(a)	554,823	1,392,328
	Didi Kuaidi Joint Co., Series A-17, Private Placement (China)*(a)	112,473	3,031,654
		Total Information Technology	4,423,982
	TOTAL PREFERRED STOCK – (Identified cost $4,585,280)		4,423,982
SHORT-TERM INVESTMENTS – (2.14%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 08/03/15, dated 07/31/15, repurchase value of $800,013 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 02/15/24, total market value $816,000)	$800,000	800,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.15%, 08/03/15, dated 07/31/15, repurchase value of $594,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 07/20/28-06/15/50, total market value $605,880)	594,000	594,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.27%, 08/03/15, dated 07/31/15, repurchase value of $791,018 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 07/01/22-07/01/45, total market value $806,820)	791,000	791,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,185,000)		2,185,000
	Total Investments – (100.07%) – (Identified cost $97,126,173) – (b)		102,383,006
	Liabilities Less Other Assets – (0.07%)		(69,207)
		Net Assets – (100.00%)	$102,313,799

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,423,982 or 4.32% of the Fund's net assets as of July 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $97,189,679. At July 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$14,983,191
	Unrealized depreciation		(9,789,864)
		Net unrealized appreciation	$5,193,327

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds for restricted securities may incorporate appropriate securities indexes to adjust values daily. The Fund may price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2015 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$78,966,771	$20,027,701
Consumer Staples	43,863,718	19,076,055
Energy	18,360,623	3,151,081
Financials	29,319,895	6,258,204
Health Care	18,031,974	7,380,432
Industrials	106,862,855	23,777,780
Information Technology	53,123,231	10,883,897
Materials	6,080,321	5,218,874
Total Level 1	354,609,388	95,774,024

Level 2 – Other Significant Observable Inputs:
Short-term securities	11,583,000	2,185,000
Total Level 2	11,583,000	2,185,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	19,710,621	4,423,982
Total Level 3	19,710,621	4,423,982
Total	$385,903,009	$102,383,006

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$29,267,827	$11,946,348
Consumer Staples	43,776,572	19,003,943
Financials	1,485,375	1,325,841
Health Care	4,226,105	4,543,043
Industrials	51,683,062	22,209,443
Materials	4,432,936	2,915,776
Total	$134,871,877	$61,944,394

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended July 31, 2015.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2015 (Unaudited)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended July 31, 2015:

	Davis Global Fund	Davis International Fund
Investment Securities:
Beginning balance	$7,142,444	$1,137,887
Cost of purchases	11,523,503	3,115,554
Change in unrealized appreciation (depreciation)	1,044,674	170,541
Ending balance	$19,710,621	$4,423,982

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2015	$1,044,674	$170,541

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	July 31, 2015	Technique	Input	Amount
Davis Global Fund	Equity securities	$3,721,200	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	8.35%

	Equity securities	4,776,241	Valuation multiple/Value adjusted by daily movement of securities index	Growth-adjusted P/E multiple Long-term net margin assumption	61x 30%

	Equity securities	11,213,180	Transaction price adjusted by daily movement of securities index	–	–

Davis International Fund	Equity securities	1,392,328	Valuation multiple/Value adjusted by daily movement of securities index	Growth-adjusted P/E multiple Long-term net margin assumption	61x 30%

	Equity securities	3,031,654	Transaction price adjusted by daily movement of securities index	–	–

The significant unobservable inputs listed in above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investment. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/29/2015

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  09/29/2015